Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2005 Fund
December 31, 2021
Z05-NPRT3-0322
1.9884231.104
Domestic Equity Funds - 10.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	147	2,412
Fidelity Series Commodity Strategy Fund (a)	655	2,679
Fidelity Series Large Cap Growth Index Fund (a)	79	1,528
Fidelity Series Large Cap Stock Fund (a)	89	1,699
Fidelity Series Large Cap Value Index Fund (a)	209	3,253
Fidelity Series Small Cap Opportunities Fund (a)	55	814
Fidelity Series Value Discovery Fund (a)	73	1,203
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,084)		13,588

International Equity Funds - 14.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	80	1,169
Fidelity Series Emerging Markets Fund (a)	83	873
Fidelity Series Emerging Markets Opportunities Fund (a)	373	7,847
Fidelity Series International Growth Fund (a)	138	2,635
Fidelity Series International Index Fund (a)	90	1,106
Fidelity Series International Small Cap Fund (a)	43	929
Fidelity Series International Value Fund (a)	236	2,636
Fidelity Series Overseas Fund (a)	183	2,634
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,791)		19,829

Bond Funds - 59.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,216	12,223
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	167	1,691
Fidelity Series Corporate Bond Fund (a)	968	10,655
Fidelity Series Emerging Markets Debt Fund (a)	77	701
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	25	234
Fidelity Series Floating Rate High Income Fund (a)	14	134
Fidelity Series Government Bond Index Fund (a)	1,342	14,198
Fidelity Series High Income Fund (a)	89	853
Fidelity Series Inflation-Protected Bond Index Fund (a)	597	6,311
Fidelity Series International Credit Fund (a)	7	65
Fidelity Series International Developed Markets Bond Index Fund (a)	256	2,516
Fidelity Series Investment Grade Bond Fund (a)	1,303	15,144
Fidelity Series Investment Grade Securitized Fund (a)	1,019	10,489
Fidelity Series Long-Term Treasury Bond Index Fund (a)	467	3,980
Fidelity Series Real Estate Income Fund (a)	43	507
TOTAL BOND FUNDS (Cost $78,798)		79,701

Short-Term Funds - 15.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.08% (a)(b)	4,039	4,039
Fidelity Series Short-Term Credit Fund (a)	431	4,316
Fidelity Series Treasury Bill Index Fund (a)	1,212	12,116
TOTAL SHORT-TERM FUNDS (Cost $20,458)		20,471

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $127,131)	133,589
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	133,588

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	12,274	31	79	-	(20)	12,223
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	2,734	1,057	13	(8)	22	1,691
Fidelity Series Blue Chip Growth Fund	2,554	890	964	514	115	(183)	2,412
Fidelity Series Canada Fund	792	341	82	25	6	112	1,169
Fidelity Series Commodity Strategy Fund	3,501	1,232	1,586	1,100	(138)	(330)	2,679
Fidelity Series Corporate Bond Fund	10,269	829	599	229	(6)	162	10,655
Fidelity Series Emerging Markets Debt Fund	687	50	35	24	(4)	3	701
Fidelity Series Emerging Markets Debt Local Currency Fund	227	27	6	9	-	(14)	234
Fidelity Series Emerging Markets Fund	968	184	195	28	23	(107)	873
Fidelity Series Emerging Markets Opportunities Fund	8,739	2,502	1,957	894	311	(1,748)	7,847
Fidelity Series Floating Rate High Income Fund	136	12	15	5	-	1	134
Fidelity Series Government Bond Index Fund	12,661	1,531	125	106	(2)	133	14,198
Fidelity Series Government Money Market Fund 0.08%	8,699	237	4,897	3	-	-	4,039
Fidelity Series High Income Fund	799	61	21	31	-	14	853
Fidelity Series Inflation-Protected Bond Index Fund	14,193	1,006	9,108	517	871	(651)	6,311
Fidelity Series International Credit Fund	63	2	-	2	-	-	65
Fidelity Series International Developed Markets Bond Index Fund	-	2,536	7	2	-	(13)	2,516
Fidelity Series International Growth Fund	1,947	924	348	206	10	102	2,635
Fidelity Series International Index Fund	813	357	104	27	5	35	1,106
Fidelity Series International Small Cap Fund	702	259	52	108	6	14	929
Fidelity Series International Value Fund	1,945	992	358	130	7	50	2,636
Fidelity Series Investment Grade Bond Fund	14,053	1,274	291	247	(2)	110	15,144
Fidelity Series Investment Grade Securitized Fund	9,845	828	173	47	(1)	(10)	10,489
Fidelity Series Large Cap Growth Index Fund	1,612	170	596	48	177	165	1,528
Fidelity Series Large Cap Stock Fund	1,759	299	418	156	38	21	1,699
Fidelity Series Large Cap Value Index Fund	3,361	536	855	196	68	143	3,253
Fidelity Series Long-Term Treasury Bond Index Fund	3,451	806	571	72	(77)	371	3,980
Fidelity Series Overseas Fund	1,950	788	394	76	38	252	2,634
Fidelity Series Real Estate Income Fund	481	25	29	18	1	29	507
Fidelity Series Short-Term Credit Fund	4,290	932	838	67	(4)	(64)	4,316
Fidelity Series Small Cap Opportunities Fund	850	300	226	208	22	(132)	814
Fidelity Series Treasury Bill Index Fund	13,813	3,019	4,716	6	-	-	12,116
Fidelity Series Value Discovery Fund	1,242	208	305	99	33	25	1,203
	126,402	38,165	30,959	5,292	1,489	(1,508)	133,589

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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